Restatement of Previously Issued Financial Statements - Schedule of impact of restatement on statements of cash flows (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Statement of Cash Flows
Net loss	$ (15,464,432)	$ (1,712,172)	$ (18,604,910)
Net cash used in operating activities		(782,539)	(974,148)
Net cash used in investing activities		(275,000,000)
Net cash provided by financing activities		276,787,884
Net increase in cash		1,005,345	$ (974,148)
Previously Reported
Statement of Cash Flows
Net loss		(114,648)
Adjustment to reconcile net loss to net cash used in operating activities		(667,891)
Net cash used in operating activities		(782,539)
Net cash used in investing activities		(275,000,000)
Net cash provided by financing activities		276,787,884
Net increase in cash		1,005,345
Revision of Prior Period, Adjustment
Statement of Cash Flows
Net loss		(1,597,524)
Adjustment to reconcile net loss to net cash used in operating activities		1,597,524
As Restated
Statement of Cash Flows
Net loss		(1,712,172)
Adjustment to reconcile net loss to net cash used in operating activities		929,633
Net cash used in operating activities		(782,539)
Net cash used in investing activities		(275,000,000)
Net cash provided by financing activities		276,787,884
Net increase in cash		$ 1,005,345